PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (285,384)	$ (122,366)
Property, Plant and Equipment, Net	1,781,788	1,787,824
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,114,106	1,867,794
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 46,934	$ 42,396